SHARE CAPITAL (Disclosure of stock option and share-based payment activity) (Details)	12 Months Ended
	Mar. 31, 2025 Share $ / shares	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares
Number [Abstract]
Balance, beginning of year	7,098,334
Exercised	(1,700,000)	(2,000,000)	(2,000,000)
Balance, end of year	6,123,334	7,098,334
Weighted average exercise price [Abstract]
Balance, beginning of year | $ / shares	$ 2.37
Balance, end of year | $ / shares	$ 2.32	$ 2.37
Triera Biosciences Ltd [Member]
Number [Abstract]
Balance, beginning of year	195,000	0
Granted	5,000	195,000
Exercised	0	0
Expired	(10,000)	0
Balance, end of year	190,000	195,000	0
Weighted average exercise price [Abstract]
Balance, beginning of year | $ / shares	$ 1	$ 0
Granted | $ / shares	1	1
Exercised | $ / shares	0	0
Expired | $ / shares	1	0
Balance, end of year | $ / shares	$ 1	$ 1	$ 0
Stock option and share-based payment activity [Member]
Number [Abstract]
Balance, beginning of year	7,098,334	8,673,334
Granted	2,000,000	1,250,000
Exercised	(1,700,000)	(2,000,000)
Expired	(1,275,000)	(825,000)
Balance, end of year	6,123,334	7,098,334	8,673,334
Weighted average exercise price [Abstract]
Balance, beginning of year | $ / shares	$ 2.37	$ 2.03
Granted | $ / shares	1.52	2.03
Exercised | $ / shares	0.45	0.54
Expired | $ / shares	3.84	2.72
Balance, end of year | $ / shares	$ 2.32	$ 2.37	$ 2.03